PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property And Equipment Net Textual Abstract
Depreciation expenses	$ 239	$ 202	$ 266